UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbinger Capital Partners Special Situations Fund, LP*

Address:  555 Madison Avenue, 16th Floor
          New York, New York  10022


13F File Number: 028-12359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

* NOTE: THE VALUES REPORTED HEREIN REFLECT THE MARKET VALUES OF CERTAIN SECURITIES HELD AT LEHMAN BROTHERS INTERNATIONAL (EUROPE) ("LBIE") AS OF JUNE 30, 2009. THE REPORTING PERSON BELIEVES THAT ALL OR A PORTION OF SUCH SECURITIES WILL HAVE GREATER VALUES FOR PURPOSES OF OFFSETTING AMOUNTS OWED BY THE REPORTING PERSON TO LBIE AND IS NOT WAIVING ANY RIGHTS TO CLAIM HIGHER VALUES IN CONNECTION WITH THE ADMINISTRATION OF LBIE OR ANY SIMILAR PROCEEDING AFFECTING LEHMAN BROTHERS HOLDINGS, INC. OR ITS AFFILIATES OR SUBSIDIARIES.

Person Signing this Report on Behalf of Reporting Manager:

By:   Harbinger Capital Partners Special Situations GP, LLC
By:   Harbinger Holdings, LLC, Managing Member

Name:    Philip Falcone
Title:   Managing Member
Phone:   (212) 521-6988


Signature, Place, and Date of Signing

/s/ Philip Falcone              New York, New York         August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name



         -----------------------     --------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total:  $1,338,034
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number  Name

1.   028-12357            Harbinger Capital Partners Special Situations GP, LLC
2.   028-13483            Harbinger Holdings, LLC

                        FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8

                              TITLE OF                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS             CUSIP     (X$1000)  PRN AMT  PRN CALL DISCRETION    MANAGERS  SOLE    SHARED  NONE
AK STL HLDG CORP              COM               001547108  82,709   4,309,999 SH      SHARED-DEFINED  1,2    4,309,999   0     0
ASHLAND INC NEW               COM               044209104  65,432   2,332,692 SH      SHARED-DEFINED  1,2    2,332,692   0     0
ATLAS AIR WORLDWIDE HLDGS IN  COM NEW           049164205  25,391   1,094,914 SH      SHARED-DEFINED  1,2    1,094,914   0     0
AUGUSTA RES CORP              COM NEW           050912203   2,343   1,089,617 SH      SHARED-DEFINED  1,2    1,089,617   0     0
CABLEVISION SYS CORP          CL A NY CABLVS    12686C109  93,133   4,798,203 SH      SHARED-DEFINED  1,2    4,798,203   0     0
CALPINE CORP                  COM NEW           131347304 388,447  34,838,332 SH      SHARED-DEFINED  1,2   34,838,332   0     0
CLIFFS NATURAL RESOURCES INC  COM               18683K101  66,027   2,698,276 SH      SHARED-DEFINED  1,2    2,698,276   0     0
CONSTELLATION ENERGY GROUP I  COM               210371100  17,829     670,758 SH      SHARED-DEFINED  1,2      670,758   0     0
GENERAL MOLY INC              COM               370373102   3,665   1,651,083 SH      SHARED-DEFINED  1,2    1,651,083   0     0
HLTH CORPORATION              COM               40422Y101   1,947     148,662 SH      SHARED-DEFINED  1,2      148,662   0     0
LEAP WIRELESS INTL INC        COM NEW           521863308  77,649   3,500,000 SH      SHARED-DEFINED  1,2    3,500,000   0     0
MCDERMOTT INTL INC            COM               580037109  61,987   3,052,023 SH      SHARED-DEFINED  1,2    3,052,023   0     0
MEDIVATION INC                COM               58501N101   8,360     373,062 SH      SHARED-DEFINED  1,2      373,062   0     0
MIRANT CORP NEW               COM               60467R100  27,545   1,750,000 SH      SHARED-DEFINED  1,2    1,750,000   0     0
NAVISTAR INTL CORP NEW        COM               63934E108 137,382   3,150,969 SH      SHARED-DEFINED  1,2    3,150,969   0     0
NICOR INC                     COM               654086107   4,255     122,910 SH      SHARED-DEFINED  1,2      122,910   0     0
NISOURCE INC                  COM               65473P105     842      72,200 SH      SHARED-DEFINED  1,2       72,200   0     0
OWENS CORNING NEW             COM               690742101  26,857   2,101,475 SH      SHARED-DEFINED  1,2    2,101,475   0     0
SOLUTIA INC                   COM NEW           834376501  40,978   7,114,291 SH      SHARED-DEFINED  1,2    7,114,291   0     0
SOUTHERN UN CO NEW            COM               844030106  27,140   1,475,826 SH      SHARED-DEFINED  1,2    1,475,826   0     0
SUNOCO INC                    COM               86764P109  44,870   1,934,050 SH      SHARED-DEFINED  1,2    1,934,050   0     0
TERRESTAR CORP                COM               881451108  17,813  11,642,368 SH      SHARED-DEFINED  1,2   11,642,368   0     0
PROSHARES TR                  PSHS ULTSHT FINL  74347R628  79,060   1,891,835 SH      SHARED-DEFINED  1,2    1,891,835   0     0
PROSHARES TR                  PSHS ULSHT SP500  74347R883  13,814     249,668 SH      SHARED-DEFINED  1,2      249,668   0     0
ZAPATA CORP                   COM PAR $         989070602  22,559   3,312,654 SH      SHARED-DEFINED  1,2    3,312,654   0     0


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